UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM I	SCHEDULE OF INVESTMENTS

NOTE: The All Countries Fund is effective with the SEC, but has not commenced operations yet.

HIS EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.0% of Net Assets
	Argentina — 1.1%
17,777	Tenaris SA, ADR	$662,904

	Brazil — 16.6%
89,585	Banco Bradesco SA, Sponsored ADR	1,442,318
58,900	Banco do Brasil SA	704,175
55,788	BM&F BOVESPA SA	249,198
13,972	Companhia de Bebidas das Americas, ADR	763,011
48,143	Companhia Energetica de Minas Gerias	797,703
21,000	Companhia Siderurgica Nacional SA	449,708
98,988	Companhia Vale do Rio Doce, Sponsored ADR, (Non-Voting)	1,752,088
35,800	GVT Holding SA(b)	541,637
12,800	Lupatech SA(b)	242,157
54,502	Petroleo Brasileiro SA, ADR	2,395,363
27,656	Tele Norte Leste Participacoes SA, ADR	482,874
19,850	Usinas Siderurgicas de Minas Gerias SA	422,578

		10,242,810

	Chile — 0.6%
22,136	Enersis SA, Sponsored ADR	361,260

	China — 15.6%
323,000	China Communications Construction Co. Ltd., Class H	283,573
1,865,000	China Construction Bank Corp., Class H	1,244,451
195,600	China Mobile Ltd.	1,959,457
278,000	China Overseas Land & Investment Ltd.	336,948
850,000	China Petroleum & Chemical Corp., Class H	670,847
984,600	China Railway Group Ltd., Class H(b)	600,507
238,000	China Shenhua Energy Co. Ltd., Class H	583,795
1,706,400	Denway Motors Ltd.	540,489
1,833,000	Industrial and Commercial Bank of China Ltd., Class H, 144A	1,107,855
568,000	PetroChina Co. Ltd., Class H	589,638
169,000	Ping An Insurance (Group), Co. of China Ltd., Class H	989,658
170,000	Weichai Power Co. Ltd., Class H	650,399

		9,557,617

	Columbia — 1.1%
13,103	Bancolombia SA, Sponsored ADR	372,780
281,708	Ecopetrol SA	330,089

		702,869

	Czech Republic — 1.3%
12,558	CEZ	786,091

	Egypt — 1.1%
11,311	Orascom Construction Industries	649,110

	India — 7.2%
32,844	Bharti Airtel Ltd.(b)	557,188
5,852	HDFC Bank Ltd., ADR(c)	497,127
17,856	Housing Development Finance Corp. Ltd.	816,452
19,396	Infosys Technologies Ltd.	592,391
6,862	Larsen & Toubro Ltd.	$360,936
78,646	Reliance Communications Ltd.	567,416
24,838	Reliance Industries Ltd.	1,041,527

		4,433,037

	Indonesia — 0.4%
747,000	PT Bumi Resources Tbk	248,429

	Israel — 1.6%
21,963	Teva Pharmaceutical Industries Ltd., Sponsored ADR(c)	1,005,686

	Kazakhstan — 0.6%
39,164	Eurasian Natural Resources Corp.	356,630

	Korea — 11.9%
2,384	Hite Brewery Co. Ltd.(b)	434,550
1,612	Hyundai Heavy Industries	373,184
6,484	Hyundai Motor Co. Ltd.	405,764
23,344	Kookmin Bank(d)	1,008,804
4,788	LG Household & Health Care Ltd.	800,725
2,169	POSCO	813,678
4,292	Samsung Electronics Co. Ltd.	1,966,824
4,622	Samsung Fire & Marine Insurance Co. Ltd.	809,109
38,494	Woongjin Thinkbig Co. Ltd.	664,944

		7,277,582

	Malaysia — 0.6%
172,800	Bumiputra Commerce Holdings Bhd	386,548

	Mexico — 8.5%
37,370	America Movil SAB de CV, Series L, ADR	1,732,473
19,193	Cemex SAB de CV, Sponsored ADR(b)(c)	330,503
17,699	Fomento Economico Mexicano, SAB de CV, Sponsored ADR	675,040
45,270	Grupo Carso SAB de CV, Sponsored ADR	297,877
221,964	Grupo Financiero Banorte SAB de CV, Series O	708,320
227,906	Grupo Mexico SAB de CV, Series B	239,649
15,533	Grupo Televisa SA, Sponsored ADR	339,707
254,896	Wal-Mart de Mexico SAB de CV, Series V	892,654

		5,216,223

	Poland — 1.2%
10,246	Bank Pekao SA	739,560

	Peru — 0.8%
8,201	Credicorp Ltd.	510,512

	Russia — 9.8%
9,250	Evraz Group SA, GDR, 144A	349,650
58,033	Gazprom, Sponsored ADR	1,796,122
12,240	LUKOIL, Sponsored ADR	719,712
10,027	Magnit(b)(d)	330,687
26,857	MMC Norilsk Nickel, ADR(c)	367,135
17,073	Mobile Telesystems, Sponsored ADR	956,259
303,305	Sberbank	530,347
13,127	Uralkali, GDR, 144A	398,798
8,025	Wimm-Bill-Dann Foods, ADR(b)(c)	569,775

		6,018,485

1

HIS EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	South Africa — 6.7%
33,540	Impala Platinum Holdings Ltd.	$684,699
59,534	Massmart Holdings Ltd.	545,013
67,254	MTN Group Ltd.	948,986
22,654	Naspers Ltd., N Shares	447,447
14,707	Sasol Ltd.	627,705
74,372	Standard Bank Group Ltd.	854,831

		4,108,681

	Taiwan — 9.2%
411,680	Asustek Computer, Inc.	814,770
1,315,536	Chinatrust Financial Holding Co. Ltd.	721,930
399,000	Formosa Plastics Corp.	648,179
152,060	HON HAI Precision Industry Co. Ltd.	544,633
273,892	President Chain Store Corp.	807,414
497,000	Taiwan Mobile Co. Ltd.	796,627
788,892	Taiwan Semiconductor Manufacturing Co. Ltd.	1,322,997

		5,656,550

	Turkey — 0.5%
130,174	Turkiye Garanti Bankasi A/S(b)	308,080

	United Kingdom — 0.6%
14,400	Standard Chartered PLC	345,080

	Total Common Stocks (Identified Cost $74,851,653)	59,573,744

Short-Term Investments — 3.1%
1,913,374	State Street Navigator Securities Lending Prime Portfolio(e) (Identified Cost $1,913,374)	1,913,374

	Total Investments — 100.1% (Identified Cost $76,765,027)(a)	61,487,118
	Other assets less liabilities—(0.1)%	(60,012)

	Net Assets — 100%	$61,427,106

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value. At September 30, 2008, approximately 57% of the market value of investments was fair valued pursuant procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

HIS EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2008, the net unrealized depreciation on investments based on a cost of $76,765,027 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,878,592
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(19,156,501)

Net unrealized depreciation	$(15,277,909)

(b)	Non-income producing security.
(c)	All or a portion of this security was on loan to brokers at September 30, 2008. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2008 were $1,982,343 and $1,913,374, respectively. Subsequent to September 30, 2008, all open securities lending transactions were closed.
(d)	Illiquid security. At September 30, 2008, the value of these securities amounted to $1,339,491 or 2.2% of net assets.
(e)	Represents investment of securities lending collateral.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $1,856,303 or 3.0% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$26,704,766
Level 2 - Other Significant Observable Inputs	34,782,352
Level 3 - Significant Unobservable Inputs	—

Total	$61,487,118

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

3

HIS EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Net Asset Summary at September 30, 2008 (Unaudited)
Commercial Banks	18.7%
Oil, Gas & Consumable Fuels	14.7
Wireless Telecommunication Services	12.2
Metals & Mining	8.3
Semiconductors & Semiconductor Equipment	5.3
Food & Staples Retailing	4.2
Electric Utilities	3.2
Construction & Engineering	3.1
Beverages	3.0
Insurance	2.9
Media	2.4
Machinery	2.1
Other Investments, less than 2% each	16.9
Short-Term Investments	3.1

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

Currency Exposure at September 30, 2008 as a Percentage of Net Assets (Unaudited)
United States Dollar	35.1%
Hong Kong Dollar	16.1
South Korean Won	11.9
Taiwan Dollar	9.2
South African Rand	6.7
Indian Rupee	6.4
Brazilian Real	5.5
Mexican Peso	3.0
Other, less than 2% each	6.2

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

4

HIS INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.9% of Net Assets
	Australia — 2.6%
23,641	BHP Billiton Ltd.	$611,607
7,060	Rio Tinto Ltd.	475,718
26,306	Westpac Banking Corp.	466,263
9,976	Woodside Petroleum Ltd.	402,540

		1,956,128

	Austria — 0.8%
11,501	Erste Bank Der Oesterreichischen Sparkassen AG	572,572

	Brazil — 4.8%
28,981	Banco Itau Holding Financeira SA, ADR	507,167
29,882	Companhia Energetica de Minas Gerais, Sponsored ADR	589,871
32,615	Companhia Vale do Rio Doce, ADR	624,577
40,129	Companhia Vale do Rio Doce, Sponsored ADR (Non-Voting)	710,283
15,363	Petroleo Brasileiro SA, ADR	675,204
15,400	Petroleo Brasileiro SA, Sponsored ADR	576,268

		3,683,370

	Canada — 4.6%
13,247	Bank of Nova Scotia(b)	597,469
27,742	Cameco Corp.	618,924
12,383	IGM Financial, Inc.	446,917
25,157	Manulife Financial Corp.	923,010
17,151	Rogers Communications, Inc., Class B	556,310
9,496	Suncor Energy, Inc.	400,161

		3,542,791

	China — 5.6%
1,002,000	Agile Property Holdings Ltd.	457,745
829,000	China Communications Construction Co. Ltd., Class H	727,808
7,147	China Medical Technologies, Inc., Sponsored ADR(b)	232,849
166,000	China Merchants Bank Co. Ltd., Class H	400,873
36,000	China Mobile Ltd.	360,636
166,000	China Shenhua Energy Co. Ltd., Class H	407,185
1,358,000	Denway Motors Ltd.	430,137
30,516	Focus Media Holding Ltd., ADR(c)	870,011
104,000	Weichai Power Co. Ltd., Class H	397,891

		4,285,135

	Denmark — 0.8%
7,434	Vestas Wind Systems A/S(c)	648,876

	France — 10.1%
8,387	ArcelorMittal	424,514
27,132	Axa	888,149
7,417	BNP Paribas	708,008
14,051	Carrefour SA	662,602
7,798	Electricite de France(b)	563,900
9,858	GDF Suez	512,875
7,637	Groupe Danone	541,707
8,376	Iliad SA	697,884
4,951	LVMH Moet Hennessy Louis Vuitton SA	434,666
3,746	PPR	335,184
6,033	Schneider Electric SA	$518,081
25,979	Societe Television Francaise 1	460,236
2,356	Suez Environnement SA(c)	57,998
9,148	Total SA, Sponsored ADR	555,101
12,805	Vivendi SA	401,446

		7,762,351

	Germany — 7.4%
23,598	Adidas AG	1,260,599
8,113	Bayer AG	594,173
6,578	Deutsche Boerse AG	601,956
10,008	E.ON AG	503,771
3,734	Merck KGaA	398,206
28,082	SAP AG, Sponsored ADR	1,500,421
4,773	Siemens AG, (Registered)	445,211
2,604	Wacker Chemie AG	371,768

		5,676,105

	Greece — 1.2%
14,997	National Bank of Greece SA	607,747
13,776	Piraeus Bank SA	286,843

		894,590

	Hong Kong — 1.8%
110,400	Esprit Holdings Ltd.	684,322
689,000	Foxconn International Holdings Ltd.(c)	308,203
148,000	Li & Fung Ltd.	362,163

		1,354,688

	India — 2.3%
6,843	HDFC Bank Ltd., ADR(b)	581,313
7,297	Infosys Technologies Ltd.	222,865
28,859	Infosys Technologies Ltd., Sponsored ADR(b)	961,293

		1,765,471

	Israel — 0.7%
11,908	Teva Pharmaceutical Industries Ltd., Sponsored ADR	545,267

	Italy — 2.6%
19,973	ENI SpA	529,406
35,675	Saipem SpA	1,067,433
106,655	UniCredito Italiano SpA	398,820

		1,995,659

	Japan — 14.1%
108,000	Bank of Yokohama (The) Ltd.	534,968
10,000	Canon, Inc.	379,109
18,800	Denso Corp.	461,123
7,200	FANUC Ltd.	541,669
85	KDDI Corp.	481,497
46,200	Mitsubishi UFJ Financial Group, Inc.	402,875
40,000	NGK Insulators Ltd.	489,697
7,400	Nidec Corp.	455,239
4,200	Nintendo Co. Ltd.	1,781,530
44,700	Nomura Holdings, Inc.	583,340
4,610	Orix Corp.	577,209
4,700	Promise Co. Ltd.	90,946
19,300	Shin-Etsu Chemical Co. Ltd.	917,728
26,000	Shionogi & Co. Ltd.	526,614
36,500	Sumitomo Corp.(b)	340,320
128,000	Sumitomo Trust & Banking Co. Ltd.	852,792

1

HIS INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Japan — continued
27,400	THK Co. Ltd.	$426,343
8,400	Yamada Denki Co. Ltd.	636,710
57,000	Yaskawa Electric Corp.	324,571

		10,804,280

	Korea — 1.9%
7,123	KB Financial Group, Inc., ADR(c)	325,450
4,945	Samsung Electronics Co. Ltd., Sponsored GDR, 144A	1,107,680

		1,433,130

	Luxembourg — 0.8%
9,099	Millicom International Cellular SA	624,828

	Malaysia — 0.3%
98,100	Bumiputra Commerce Holdings Bhd	219,446

	Mexico — 1.4%
14,523	America Movil SAB de CV, Series L, ADR	673,286
12,259	Wal-Mart de Mexico SA de CV, Sponsored ADR, Series V	424,775

		1,098,061

	Netherlands — 0.6%
17,354	Koninklijke (Royal) Philips Electronics NV, (NY Registered Shares)	472,897

	Norway — 1.4%
23,598	Renewable Energy Corp. A/S(c)	437,428
47,200	Subsea 7, Inc.(c)	638,857

		1,076,285

	Russia — 2.6%
6,577	Evraz Group SA, GDR, 144A	248,611
31,440	Gazprom, Sponsored ADR	973,068
6,138	LUKOIL, Sponsored ADR	360,914
28,506	MMC Norilsk Nickel, ADR	389,677

		1,972,270

	Singapore — 1.6%
57,000	DBS Group Holdings Ltd.	679,283
104,000	Keppel Corp. Ltd.	574,683

		1,253,966

	South Africa — 0.6%
33,223	MTN Group Ltd.	468,792

	Spain — 3.4%
37,419	Banco Bilbao Vizcaya Argentaria SA	605,092
87,552	Banco Santander Central Hispano SA	1,312,783
29,250	Telefonica SA	695,494

		2,613,369

	Switzerland — 9.9%
22,880	ABB Ltd., (Registered)(c)	443,378
28,891	Credit Suisse Group, (Registered)	1,349,266
3,173	Lonza Group AG, (Registered)	398,120
30,852	Nestle SA, (Registered)	1,333,346
28,848	Nobel Biocare Holding AG, (Registered)	964,923
23,117	Novartis AG, (Registered)	1,217,099
9,570	Roche Holding AG	1,498,105
1,787	Syngenta AG, (Registered)	376,850

		7,581,087

	Taiwan — 0.7%
60,830	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	$569,977

	United Kingdom — 13.3%
257,381	ARM Holdings PLC(b)	447,271
6,206	AstraZeneca PLC	271,571
41,901	Autonomy Corp. PLC(c)	777,985
22,123	BHP Billiton PLC	501,179
99,349	British Sky Broadcasting PLC	739,148
43,619	HSBC Holdings PLC	696,629
134,289	ICAP PLC	866,165
77,781	Man Group PLC	475,310
81,881	Prudential PLC	746,590
96,611	Smith & Nephew PLC	1,020,351
31,225	Standard Chartered PLC	768,308
181,329	Tesco PLC	1,261,141
23,965	Vedanta Resources PLC	502,315
25,825	Vodafone Group PLC, Sponsored ADR	570,733
30,649	Wellstream Holdings PLC	564,390

		10,209,086

	Total Common Stocks (Identified Cost $92,674,439)	75,080,477

Preferred Stocks — 0.8%
	Germany — 0.8%
16,875	Henkel KGaA (Identified Cost $708,389)	615,533

Shares/ Principal Amount
Short-Term Investments — 4.6%
2,571,684	State Street Navigator Securities Lending Prime Portfolio(d)	2,571,684
$ 958,147	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2008 at 1.300% to be repurchased at $958,182 on 10/01/2008, collateralized by $895,000 Federal National Mortgage Association, 5.625% due 7/15/2037 valued at $982,388 including accrued interest(e)	958,147

	Total Short-Term Investments (Identified Cost $3,529,831)	3,529,831

	Total Investments — 103.3% (Identified Cost $96,912,659)(a)	79,225,841
	Other assets less liabilities—(3.3)%	(2,564,208)

	Net Assets — 100%	$76,661,633

2

HIS INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service, recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2008, approximately 71% of market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2008, the net unrealized depreciation on investments based on a cost of $97,143,417 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$788,087
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,705,663)

Net unrealized depreciation	$(17,917,576)

(b)	All or a portion of this security was on loan to brokers at September 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2008 were $2,652,025 and $2,571,684, respectively. Subsequent to September 30, 2008, all open securities lending transactions were closed.
(c)	Non-income producing security.
(d)	Represents investment of securities lending collateral.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

3

HIS INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $1,356,291 or 1.8% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

A Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$22,802,141
Level 2 - Other Significant Observable Inputs	56,423,700
Level 3 - Significant Unobservable Inputs	—

Total	$79,225,841

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at September 30, 2008 (Unaudited)
Commercial Banks	15.0%
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	6.6
Metals & Mining	5.9
Software	5.3
Wireless Telecommunication Services	4.9
Capital Markets	4.9
Insurance	3.3
Media	3.2
Food & Staples Retailing	3.1
Energy Equipment & Services	3.0
Health Care Equipment & Supplies	2.9
Semiconductors & Semiconductor Equipment	2.7
Electrical Equipment	2.7
Food Products	2.5
Machinery	2.4
Textiles, Apparel & Luxury Goods	2.2
Chemicals	2.2
Electric Utilities	2.2
Industrial Conglomerates	2.0
Other Investments, less than 2% each	14.5
Short-Term Investments	4.6

Total Investments	103.3
Other assets less liabilities	(3.3)

Net Assets	100.0%

Currency Exposure at September 30, 2008 as a Percentage of Net Assets (Unaudited)
United States Dollar	27.6%
Euro	23.6
Japanese Yen	14.1
British Pound	11.7
Swiss Franc	9.9
Hong Kong Dollar	6.8
Australian Dollar	2.5
Canadian Dollar	2.1
Other, less than 2% each	5.0

Total Investments	103.3
Other assets less liabilities	(3.3)

Net Assets	100.0%

4

HIS INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 99.3% of Net Assets
	Australia — 3.9%
475,798	BHP Billiton Ltd.	$12,309,185
142,091	Rio Tinto Ltd.(b)	9,574,395
201,169	Woodside Petroleum Ltd.	8,117,347

		30,000,927

	Austria — 1.5%
234,561	Erste Bank Der Oesterreichischen Sparkassen AG(b)	11,677,507

	Brazil — 4.8%
571,130	Banco Itau Holding Financeira SA, ADR(b)	9,994,775
655,569	Companhia Vale do Rio Doce, ADR	12,554,146
311,639	Petroleo Brasileiro SA, ADR	13,696,534

		36,245,455

	Canada — 6.7%
572,220	Cameco Corp.	12,766,228
505,937	Manulife Financial Corp.	18,562,829
345,166	Rogers Communications, Inc., Class B(b)	11,195,800
200,405	Suncor Energy, Inc.	8,445,067

		50,969,924

	China — 5.5%
20,156,000	Agile Property Holdings Ltd.	9,207,883
8,525,000	China Communications Construction Co. Ltd., Class H	7,484,397
3,332,000	China Merchants Bank Co. Ltd., Class H	8,046,429
614,145	Focus Media Holding Ltd., ADR(b)(c)	17,509,274

		42,247,983

	Denmark — 1.8%
152,052	Vestas Wind Systems A/S(c)	13,271,834

	France — 6.0%
157,493	Electricite de France	11,388,850
154,523	Groupe Danone	10,960,607
171,338	Iliad SA(b)	14,275,789
101,179	LVMH Moet Hennessy Louis Vuitton SA	8,882,877

		45,508,123

	Germany — 7.2%
246,960	Adidas AG	13,192,540
132,390	Deutsche Boerse AG	12,115,065
201,269	E.ON AG	10,131,253
228,027	SAP AG, Sponsored ADR(b)	12,183,482
53,097	Wacker Chemie AG	7,580,560

		55,202,900

	Greece — 1.6%
301,421	National Bank of Greece SA	12,214,956

	Hong Kong — 3.6%
2,221,900	Esprit Holdings Ltd.	13,772,596
14,138,000	Foxconn International Holdings Ltd.(c)	6,324,202
3,010,000	Li & Fung Ltd.	7,365,609

		27,462,407

	India — 2.7%
134,778	HDFC Bank Ltd., ADR(b)	11,449,391
168,117	Infosys Technologies Ltd.	$5,134,619
125,167	Infosys Technologies Ltd., Sponsored ADR(b)	4,169,313

		20,753,323

	Israel — 1.5%
245,853	Teva Pharmaceutical Industries Ltd., Sponsored ADR	11,257,609

	Italy — 1.4%
361,704	Saipem SpA	10,822,564

	Japan — 10.4%
380,600	Denso Corp.(b)	9,335,288
144,600	Fanuc Ltd.(b)	10,878,520
805,000	NGK Insulators Ltd.(b)	9,855,156
36,700	Nintendo Co. Ltd.	15,567,176
92,990	Orix Corp.	11,643,091
200,600	Shin-Etsu Chemical Co. Ltd.	9,538,667
169,800	Yamada Denki Co. Ltd.(b)	12,870,646

		79,688,544

	Korea — 1.5%
51,527	Samsung Electronics Co. Ltd., GDR, (Registered), 144A	11,542,048

	Luxembourg — 1.7%
187,909	Millicom International Cellular SA	12,903,711

	Mexico — 1.1%
247,199	Wal-Mart de Mexico SA de CV, Sponsored ADR, Series V(b)	8,565,445

	Netherlands — 1.2%
344,857	Koninklijke (Royal) Philips Electronics NV, (NY Registered Shares)	9,397,353

	Norway — 1.2%
491,641	Renewable Energy Corp. A/S(b)(c)	9,113,391

	Russia — 1.6%
391,359	Gazprom, Sponsored ADR	12,112,561

	Singapore — 1.5%
2,108,000	Keppel Corp. Ltd.	11,648,391

	South Africa — 1.3%
668,809	MTN Group Ltd.	9,437,213

	Spain — 5.2%
759,245	Banco Bilbao Vizcaya Argentaria SA	12,277,541
899,213	Banco Santander Central Hispano SA	13,483,087
591,055	Telefonica SA	14,053,845

		39,814,473

	Switzerland — 10.4%
458,227	ABB Ltd., (Registered)(c)	8,879,714
283,372	Credit Suisse Group, (Registered)	13,234,025
240,766	Nestle SA, (Registered)	10,405,306
357,866	Nobel Biocare Holding AG, (Registered)	11,970,085
228,367	Novartis AG, (Registered)	12,023,416
98,148	Roche Holding AG	15,364,265
36,478	Syngenta AG, (Registered)	7,692,624

		79,569,435

	United Kingdom — 14.0%
5,402,348	ARM Holdings PLC(b)	9,388,090

1

HIS INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	United Kingdom — continued
843,287	Autonomy Corp. PLC(c)	$15,657,493
1,185,192	British Sky Broadcasting PLC	8,817,732
1,371,340	ICAP PLC	8,845,149
1,647,116	Prudential PLC	15,018,379
1,002,126	Smith & Nephew PLC	10,583,892
324,260	Standard Chartered PLC	7,978,592
1,353,014	Tesco PLC	9,410,192
482,304	Vedanta Resources PLC(b)	10,109,269
619,592	Wellstream Holdings PLC	11,409,566

		107,218,354

	Total Common Stocks (Identified Cost $943,807,580)	758,646,431

Shares/ Principal Amount
Short-Term Investments — 15.6%
112,197,178	State Street Navigator Securities Lending Prime Portfolio(d)	112,197,178
$ 7,172,314	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2008 at 1.300% to be repurchased at $7,172,573 on 10/01/2008, collateralized by $6,665,000 Federal National Mortgage Association, 5.625% due 7/15/2037 valued at $7,315,771 including accrued interest(e)	7,172,314

	Total Short-Term Investments (Identified Cost $119,369,492)	119,369,492

	Total Investments — 114.9% (Identified Cost $1,063,177,072)(a)	878,015,923
	Other assets less liabilities—(14.9)%	(113,698,925)

	Net Assets — 100%	$764,316,998

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2008 approximately 64% of the market value of investments was fair valued pursuant procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

HIS INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2008, the net unrealized depreciation on investments based on a cost of $1,066,095,062 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,131,971
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(206,211,110)

Net unrealized depreciation	$(188,079,139)

(b)	All or a portion of this security was on loan to brokers at September 30, 2008. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2008 were $108,991,630 and $112,197,178, respectively. Subsequent to September 30, 2008, all open securities lending transactions were closed.
(c)	Non-income producing security.
(d)	Represents investment of securities lending collateral.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At September 30, 2008, the value of this security amounted to $11,542,048 or 1.5% of net assets
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$317,675,059
Level 2 - Other Significant Observable Inputs	560,340,864
Level 3 - Significant Unobservable Inputs	—

Total	$878,015,923

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

3

HIS INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Net Asset Summary at September 30, 2008 (Unaudited)
Commercial Banks	11.4%
Oil, Gas & Consumable Fuels	7.2
Metals & Mining	5.8
Software	5.7
Pharmaceuticals	5.1
Insurance	4.4
Wireless Telecommunication Services	4.4
Electrical Equipment	4.1
Diversified Telecommunication Services	3.7
Specialty Retail	3.5
Media	3.4
Chemicals	3.3
Health Care Equipment & Supplies	3.0
Energy Equipment & Services	2.9
Capital Markets	2.9
Textiles, Apparel & Luxury Goods	2.9
Electric Utilities	2.8
Food Products	2.8
Industrial Conglomerates	2.8
Semiconductors & Semiconductor Equipment	2.7
Machinery	2.7
Food & Staples Retailing	2.4
Other Investments, less than 2% each	9.4
Short-Term Investments	15.6

Total Investments	114.9
Other assets less liabilities	(14.9)

Net Assets	100.0%

Currency Exposure at September 30, 2008 as a Percentage of Net Assets (Unaudited)
United States Dollar	40.1%
Euro	21.4
British Pound	14.0
Japanese Yen	10.4
Swiss Franc	10.4
Hong Kong Dollar	6.9
Australian Dollar	3.9
Other, less than 2% each	7.8

Total Investments	114.9
Other assets less liabilities	(14.9)

Net Assets	100.0%

4

HIS INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value(†)
Common Stocks — 96.1% of Net Assets
	Australia — 1.2%
137,355	Westpac Banking Corp.(b)	$2,434,560

	Brazil — 4.8%
158,169	Companhia Energetica de Minas Gerais, Sponsored ADR	3,122,256
212,314	Companhia Vale do Rio Doce, Sponsored ADR (Non-Voting)	3,757,958
81,400	Petroleo Brasileiro SA, Sponsored ADR	3,045,988

		9,926,202

	Canada — 2.5%
70,112	Bank of Nova Scotia(b)	3,162,205
55,882	IGM Financial, Inc.	2,016,845

		5,179,050

	China — 5.5%
2,146,000	China Communications Construction Co. Ltd., Class H	1,884,049
38,168	China Medical Technologies, Inc., Sponsored ADR(b)	1,243,514
186,000	China Mobile Ltd.	1,863,287
837,000	China Shenhua Energy Co. Ltd., Class H	2,053,095
7,189,024	Denway Motors Ltd.	2,277,069
549,000	Weichai Power Co. Ltd., Class H	2,100,407

		11,421,421

	France — 14.5%
49,550	ArcelorMittal(b)	2,508,007
158,377	Axa	5,184,371
40,461	BNP Paribas	3,862,306
74,186	Carrefour SA	3,498,382
57,733	GDF Suez	3,003,635
15,594	PPR(b)	1,395,318
32,484	Schneider Electric SA	2,789,548
141,407	Societe Television Francaise 1(b)	2,505,125
14,662	Suez Environnement SA(c)	361,002
47,920	Total SA	2,911,136
67,695	Vivendi SA	2,122,286

		30,141,116

	Germany — 7.3%
60,431	Adidas AG	3,228,209
42,904	Bayer AG	3,142,165
19,818	Merck KGaA	2,113,455
83,109	SAP AG	4,426,296
25,191	Siemens AG, (Registered)	2,349,741

		15,259,866

	Greece — 0.9%
90,030	Piraeus Bank SA	1,874,601

	India — 1.8%
111,182	Infosys Technologies Ltd., Sponsored ADR(b)	3,703,472

	Italy — 3.7%
103,896	ENI SpA	2,753,874
94,646	Saipem SpA	2,831,907
579,294	UniCredito Italiano SpA	2,166,180

		7,751,961

	Japan — 17.7%
562,000	Bank of Yokohama (The) Ltd.(b)	$2,783,814
56,400	Canon, Inc.	2,138,173
442	KDDI Corp.	2,503,783
244,700	Mitsubishi UFJ Financial Group, Inc.	2,133,845
39,700	Nidec Corp.(b)	2,442,293
13,300	Nintendo Co. Ltd.	5,641,511
241,900	Nomura Holdings, Inc.	3,156,821
24,900	Promise Co. Ltd.	481,819
50,600	Shin-Etsu Chemical Co. Ltd.	2,406,065
139,000	Shionogi & Co. Ltd.	2,815,359
188,100	Sumitomo Corp.(b)	1,753,815
694,000	Sumitomo Trust & Banking Co. Ltd.	4,623,734
146,900	THK Co. Ltd.(b)	2,285,759
294,000	Yaskawa Electric Corp.	1,674,105

		36,840,896

	Korea — 2.4%
40,519	Kookmin Bank(d)	1,751,017
7,017	Samsung Electronics Co. Ltd.	3,215,564

		4,966,581

	Malaysia — 0.5%
481,500	Bumiputra Commerce Holdings Bhd	1,077,099

	Mexico — 1.6%
74,528	America Movil SAB de CV, Series L, ADR	3,455,118

	Norway — 1.6%
250,400	Subsea 7, Inc.(c)	3,389,190

	Russia — 3.4%
31,568	Evraz Group SA, GDR, 144A	1,193,270
63,657	Gazprom, Sponsored ADR	1,970,184
32,507	LUKOIL, Sponsored ADR	1,911,412
150,979	MMC Norilsk Nickel, ADR	2,063,883

		7,138,749

	Singapore — 1.8%
311,600	DBS Group Holdings Ltd.	3,713,412

	Spain — 1.5%
209,686	Banco Santander Central Hispano SA	3,144,099

	Switzerland — 9.3%
77,641	Credit Suisse Group, (Registered)	3,625,986
16,717	Lonza Group AG	2,097,501
99,989	Nestle SA, (Registered)	4,321,275
58,894	Nobel Biocare Holding AG, (Registered)	1,969,917
62,244	Novartis AG, (Registered)	3,277,117
25,551	Roche Holding AG	3,999,800

		19,291,596

	Taiwan — 1.4%
1,714,188	Taiwan Semiconductor Manufacturing Co. Ltd.	2,874,747

	United Kingdom — 12.7%
32,818	AstraZeneca PLC	1,436,099
114,592	BHP Billiton PLC	2,595,989
275,628	British Sky Broadcasting PLC	2,050,650
232,344	HSBC Holdings PLC	3,710,714
357,296	ICAP PLC	2,304,561

HIS INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value(†)
	United Kingdom — continued
416,885	Man Group PLC	$2,547,532
248,020	Smith & Nephew PLC	2,619,448
79,984	Standard Chartered PLC	1,968,049
609,589	Tesco PLC	4,239,682
1,394,292	Vodafone Group PLC	3,079,196

		26,551,920

	Total Common Stocks (Identified Cost $225,639,738)	200,135,656

Preferred Stocks — 1.5%

	Germany — 1.5%
89,242	Henkel AG & Co. KGaA (Identified Cost $3,698,617)	3,255,194

Shares/ Principal Amount
Short-Term Investments — 10.9%
17,664,678	State Street Navigator Securities Lending Prime Portfolio(e)	17,664,678
$4,978,552	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2008 at 1.300% to be repurchased at $4,978,732 on 10/01/2008, collateralized by $4,630,000 Federal National Mortgage Association, 5.625% due 7/15/2037 valued at $5,082,073 including accrued interest(f)	4,978,552

	Total Short-Term Investments (Identified Cost $22,643,230)	22,643,230

	Total Investments — 108.5% (Identified Cost $251,981,585)(a)	226,034,080
	Other assets less liabilities—(8.5)%	(17,706,336)

	Net Assets — 100%	$208,327,744

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2008, approximately 76% of the market value of investments was fair valued pursuant procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

HIS INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and gain realized from passive foreign investment company.):

At September 30, 2008, the net unrealized depreciation on investments based on a cost of $251,981,585 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,360,813
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(36,308,318)

Net unrealized depreciation	$(25,947,505)

(b)	All or a portion of this security was on loan to brokers at September 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2008 were $17,000,946 and $17,664,678, respectively. Subsequent to September 30, 2008, all open securities lending transactions were closed.
(c)	Non-income producing security.
(d)	Illiquid security. At September 30, 2008, the value of these securities amounted to 1,751,017 or 0.8% of net assets.
(e)	Represents investment of securities lending collateral.
(f)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At September 30, 2008, the value of this security amounted to $1,193,270 or 0.6% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDR are significantly influenced by trading on exchanges not located in the United States

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$53,650,336
Level 2 - Other Significant Observable Inputs	172,383,744
Level 3 - Significant Unobservable Inputs	—

Total	$226,034,080

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

HIS INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Net Asset Summary at September 30, 2008 (Unaudited)
Commercial Banks	18.4%
Pharmaceuticals	8.1
Oil, Gas & Consumable Fuels	7.0
Capital Markets	6.6
Metals & Mining	5.8
Wireless Telecommunication Services	5.2
Software	4.8
Food & Staples Retailing	3.7
Media	3.2
Energy Equipment & Services	3.0
Semiconductors & Semiconductor Equipment	2.9
Health Care Equipment & Supplies	2.8
Insurance	2.5
Machinery	2.1
Food Products	2.1
Electronic Equipment & Instruments	2.0
Other Investments, less than 2% each	17.4
Short-Term Investments	10.9

Total Investments	108.5
Other assets less liabilities	(8.5)

Net Assets	100.0%

Currency Exposure at September 30, 2008 as a Percentage of Net Assets (Unaudited)
Euro	29.5%
United States Dollar	23.1
Japanese Yen	17.7
British Pound	10.9
Swiss Franc	9.3
Hong Kong Dollar	6.7
Canadian Dollar	2.5
South Korean Won	2.4
Other, less than 2% each	6.4

Total Investments	108.5
Other assets less liabilities	(8.5)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 19, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 19, 2008